COMMITMENTS AND CONTINGENCIES - Estimated Purchase Commitment (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Estimated purchase commitment
2021	$ 101,200
2022	202,400
2023	202,400
Total	$ 506,000